UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                                        OMB APPROVAL
                                                  OMB Number:  3235-0456
                                                  Expires:  August 31, 2000
                                                  Estimated average burden
                                                  hours per response      1

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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

                  Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:

                     NEUBERGER BERMAN EQUITY ASSETS
                     605 THIRD AVENUE, 2ND FLOOR
                     NEW YORK, NEW YORK  10158-0180

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2. The name of each series or class of  securities  for which this Form is filed
   (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): /X/


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3.    Investment Company Act File Number:  811-8106

      Securities Act File Number:  33-82568

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4(a). Last day of fiscal year for which this Form is filed:

                                 AUGUST 31, 1998
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4(b).  /_/  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

          NA
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4(c).  /_/  Check box if this is the last time the issuer will be filing this
            Form.


          NA
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5. Calculation of registration fee:

(i)   Aggregate sale price of securities sold
      during the fiscal year pursuant to                         $ 90,263,130
      section 24(f):                                             ------------


(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:         $9,293,937
                                                  ----------

(iii) Aggregate price of securities redeemed or
      repurchased during any PRIOR fiscal year
      ending no earlier than October 1, 1995
      that were not previously used to reduce
      registration fees payable to the
      Commission:                                 $ - 0 -
                                                  -------

(iv)  Total available redemption credits [add
      Items 5(ii) and 5(iii)]:                                   $ 9, 293,937
                                                                 ------------

(v)   Net sales - if item 5(i) is greater
      than Item 5(iv) [subtract item 5(iv) from                  $80,969,193
      Item 5(i)]:                                                -----------

(vi)  Redemption credits available for use in
      future years - if Item 5(i) is less than
      Item 5(iv) [subtract Item 5(iv) from Item  $( - 0 - )
      5(i)]:                                     ----------

(vii) Multiplier for determining
      registration fee (See Instruction C.9):                    X.000278

(viii)Registration fee due [multiply
      Item 5(v) by Item  5(vii)] (enter "0" if                   $ 22,509.43
      no fee is due):                                            -----------

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6.    Prepaid Shares             NA

   If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ______________.

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7. Interest due - if this Form is being filed more than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                                  +$ - 0 -
                                                                   -------
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8. Total of the amount of the  registration  fee due plus any interest due [line
   5(viii) plus line 7]:

                                                                     $ 22,509.43
                                                                     -----------
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9. Date  the  registration  fee  and  any  interest  payment  was  sent  to  the
   Commission's lockbox depository:

                         Method of Delivery:

                                         /x/   Wire Transfer
                                         /_/   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael J. Weiner
                           ---------------------------------
                           MICHAEL J. WEINER, VICE PRESIDENT

Date  11-20-98

 *Please print the name and title of the signing officer below the signature.